Note 10 - Income Tax Expenses - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
(Loss)/profit before income tax	$ (10,666)	$ (34,137)	$ 10,919
Group weighted average corporation tax rate	21.80%	22.80%	20.00%
Tax at standard rate	$ 2,325	$ 7,772	$ (2,184)
Expenses that are not deductible for tax purposes	41	(3,872)	(20)
Adjustment to prior year tax provisions	(64)	2,358
Deferred tax assets not recognized on tax losses	(2,859)
Tax rates of subsidiaries operating in other jurisdictions			(3,108)
Change in tax rates			(26)
Total income tax for the year recognized in the Consolidated Statement of Comprehensive Income	$ (557)	$ 6,258	$ (5,338)